SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS
13. SHARE-BASED PAYMENTS
On October 22, 2020, at an extraordinary general meeting, the Company’s shareholders approved the 2020 Stock Incentive Plan (“the Plan”). Under the current Amended and Restated 2020 Plan, which was last amended and restated on May 18, 2022, employees, officers, directors, consultants and advisors are eligible to be awarded share warrants, and receive share options, RSUs and other stock-based awards.

Share Options and Warrants

Share options can be in the form of incentive stock options and non-statutory stock options. No amounts are paid or payable by the recipient upon receipt of the option. The options carry neither the right to dividends nor voting rights. Options may be exercised at any time after the vesting date(s) up to the date of expiration. The number of options granted, and the exercise price of the options is fixed by the board of directors or compensation committee of the board of directors of the Company.
Under the Plan, awards may be made for up to 3,649,986 shares as of December 31, 2024, which, unless otherwise determined by the Company’s board of directors, increases by an amount equal to 2% of the outstanding ordinary shares at the beginning of each year. If any award expires or is terminated, surrendered, or canceled without having been fully exercised or is forfeited in whole or in part, or results in any ordinary shares not being issued, then the unused common stock covered by such award shall again be available for the grant of awards under the Plan.
The number of share options and warrants outstanding under the Plan and the Founders’ Awards as at December 31, 2024, 2023, and 2022 were as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as of January 1, 2024	5,852,864	8.25
Granted	41,787	8.47
Forfeited	(202,093)	13.13
Exercised	(434,454)	4.77
Expired	(35,416)	13.46
Awards outstanding as of December 31, 2024	5,222,688	8.32
Awards exercisable as of December 31, 2024	833,390	9.22

Awards outstanding as of January 1, 2023	5,562,984	8.03
Granted	359,666	11.50
Forfeited	(26,042)	9.94
Exercised	(39,786)	4.10
Expired	(3,958)	14.61
Awards outstanding as of December 31, 2023	5,852,864	8.25
Awards exercisable as of December 31, 2023	825,897	7.73

Awards outstanding as of January 1, 2022	4,911,770	7.49
Granted	875,544	9.89
Forfeited	(19,330)	9.89
Repurchased	(200,000)	3.52
Exercised	(5,000)	3.52
Awards outstanding as of December 31, 2022	5,562,984	8.03

Awards exercisable as of December 31, 2022	376,563	6.73

The weighted-average share price for share options exercised during the years ended December 31, 2024, 2023 and 2022 was $10.55, $12.73 and $8.67, respectively.

Determination of Fair Value of Options

The options granted during the years ended December 31, 2024, 2023 and 2022 were valued using the Black-Scholes model with the following assumptions:

	Years ended December 31,
	2024	2023			2022
Exercise price, USD	8.47	8.97	—	13.19	7.54	—	11.68
Share price, USD	8.47	8.97	—	13.19	7.54	—	11.68
Risk free rate	4.4%	3.7%	—	4.5%	1.5%	—	3.8%
Estimated volatility (1)	35%	45%			45%		50%
Expected dividend yield	nil	nil			nil
Expected term in years	4	4	—	4.6	3.8	—	4.6
(1) Estimated volatility is based on historical volatility of comparable companies.

In July 2021, the Company granted options for 4,056,770 shares subject to performance vesting under the Founders' Award. Each option is divided into twelve tranches subject to different market capitalization thresholds. Holders are required to hold the shares for a period of three years after the exercise date. Each tranche was valued individually using Monte Carlo simulations with the main input data being volatility of 55%, risk free rate of 1.24%, holding period restriction discount of 20% and expected weighted average time to vest is 6.62 years. The exercise price is $8.00 per share. The weighted average fair value was determined at $1.92 per share as at measurement date. As of December 31, 2024, the performance conditions were not achieved for any of the tranches.

As of December 31, 2024, 2023 and 2022, the weighted average remaining contractual life for options and warrants outstanding was 6.08, 6.99 and 8.01 years, respectively. The range of exercise prices for options and warrants issued as share based payments was $3.52 to $14.71 per share, $3.52 to $14.71 per share, and $7.53 to $11.68 per share as of December 31, 2024, December 31, 2023, and December 31, 2022, respectively.

During the year ended December 31, 2022, the Group repurchased all 200,000 warrants at fair value for cash consideration of $800; the remaining costs in relation to the warrant of $212 was recognized directly in the retained earnings reserve.

Restricted Share Units

During the year ended December 31, 2024, the Company’s board of directors approved the issuance of 628,515 RSUs, of which 222,113 were issued to key management and executive directors. The RSUs vest 25% annually and become non-forfeitable over four years from the date of grant, subject to continuing employment. The fair value of the RSUs is based on the fair market value of the Company’s ordinary shares on the date of grant and is amortized over the vesting period.
A summary of the RSU activity as of and for the year ended December 31, 2024 is as follows:

	NUMBER OF SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE, USD
Outstanding as of January 1, 2024	—	—
Granted	628,515	9.42
Forfeited	(16,684)	9.26
Outstanding as of December 31, 2024	611,831	9.42

Restricted Shares

During the years ended December 31, 2024, 2023 and 2022, the following restricted shares were issued to non-executive directors in connection with their service on the board of directors. The shares were valued using the Finnerty model, with the main input data being the underlying issued price, and had a restricted periods of one year for the years ended December 31, 2024 and 2023 and between one and three years for the year ended, December 31, 2022.

	Year Ended December 31,
	2024	2023	2022
Restricted Shares granted	56,995	33,194	32,942
Price per share high	8.47	10.13	9.27
Price per share low	8.47	10.13	7.87

Share-based Payment Expense

	Year ended December 31,
	2024	2023	2022
Share options expense	1,963	3,124	3,132
RSU expense	2,479	—	—
Restricted shares expense	475	483	82
Other share based related expenses	36	—	—
Share-based payment expense	4,953	3,607	3,214

	As of December 31,
	2024	2023
Unrecognized share-based payment expense, USD
Equity classified share options (excluding Founder Awards)	887	2,852
Founders Awards	2,821	4,125
RSUs	3,223	—

Weighted average remaining amortization period, years
Equity classified share options (excluding Founder Awards)	1.34	2.36
Founders Awards	3.23	4.19
RSUs	1.63	n/a

Share-based Compensation Reserve
Share-based payment reserve is included within the share-based compensation reserve (see Note 12).